CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net sales	$ 698,144	$ 550,846
Total costs of sales	552,721	443,644
Gross profit	145,423	107,202
Selling, general and administrative expense	128,506	115,648
Acquisition, restructuring and integration expense	8,835	22,355
Impairment charges		82,083
Loss on disposal of property, plant and equipment	243	7,750
Total operating expenses	137,584	227,836
Income from operations	7,839	(120,634)
Other (income) expense, net	(34)	547
Interest expense	32,549	25,229
Loss before income taxes	(24,676)	(146,410)
Income tax benefit	(3,368)	(17,545)
Net loss	(21,308)	(128,865)
Net income attributable to noncontrolling interest	639	306
Net loss attributable to unitholders	(21,947)	(129,171)
Accumulating preferred dividends	(24,208)	(18,513)
Net loss attributable to common unitholders	$ (46,155)	$ (147,684)
(Loss) earnings per common unit:
Basic (in dollars per unit)	$ (0.14)	$ (0.45)
Diluted (in dollars per unit)	$ (0.14)	$ (0.45)
Weighted-average number of units outstanding
Basic (in units)	328,557	325,983
Diluted (in units)	328,557	325,983
Product
Net sales	$ 551,013	$ 424,906
Total costs of sales	423,314	330,310
Forward contract and other
Net sales	147,131	125,940
Total costs of sales	$ 129,407	$ 113,334